Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015
Current assets:
Cash and cash equivalents	$ 42,307	$ 51,623
Prepaid expenses and other current assets	797	1,253
Total current assets	43,104	52,876
Property and equipment, net	32	35
In-process research and development	36,551	36,551
Goodwill	7,256	7,256
Other assets	71	612
Total assets	87,014	97,330
Current liabilities:
Accounts payable	1,284	2,792
Accrued liabilities	4,809	2,685
Total current liabilities	6,093	5,477
Deferred tax liabilities	871	926
Total liabilities	$ 6,964	$ 6,403
Commitments and contingencies (Note 5)
Stockholders’ equity:
Deferred shares, $1.098 par value, 40,000 shares authorized, issued and outstanding at March 31, 2016 and December 31, 2015	$ 44	$ 44
Ordinary shares, $0.01 par value, 600,000,000 shares authorized at March 31, 2016 and December 31, 2015 and 21,205,382 shares issued and outstanding at March 31, 2016 and December 31, 2015	212	212
Additional paid-in capital	172,238	170,910
Accumulated deficit	(92,957)	(80,803)
Non-controlling interest	513	564
Total stockholders’ equity	80,050	90,927
Total liabilities and stockholders’ equity	$ 87,014	$ 97,330